Bank Loans	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
BANK LOANS

NOTE 11 – BANK LOANS

Outstanding balances of short-term bank loans consisted of the following:

	As of June 30,
	2020	2019

Loan from Bank of Communication	$1,132,327	$728,332
Loans from China Merchants Bank	990,785	1,456,664
Loans from Development Bank of Singapore	60,681	-
Total	$2,183,793	$2,184,996
Less: Long-term portion	(22,554)	-
Short term bank loans	$2,161,239	$2,184,996

Bank loans payable consisted of several bank loans denominated in RMB and Singapore dollars ("SGD").

On January 3, 2018, the Company entered into a credit facility with China Merchants Bank which permits the Company to borrow up to $1,111,712 (RMB 7,000,000). The Company borrowed $1,111,712 (RMB 7,000,000) with an interest rate at 5.655% per annum on February 9, 2018 and repaid the loan on July 2, 2018.

On June 22, 2018, the Company entered into a revolving credit facility with China Merchants Bank ("CMB Credit Facility 2018") which permits the Company to borrow up to approximately $1,543,115 (RMB 10,000,000) for the period from July 11, 2018 to July 10, 2019 with an interest rate at 5.655% per annum. The CMB Credit Facility 2018 is guaranteed by the CEO, the wife of the CEO, Chairman, and the wife of Chairman of the Company, and Shanghai Small and Medium-sized Enterprises Policy Financing Guarantee Fund Management Centre as joint guarantors. Under the credit facility, the Company borrowed a total of $1,543,115 (RMB 10,000,000) which was repaid between August 9, 2019 and December 20, 2019.

On December 16, 2019, the Company entered into a revolving credit facility with China Merchants Bank ("CMB Credit Facility 2019") which permits the Company to borrow up to approximately $2,830,816 (RMB 20,000,000) for the period from December 16, 2019 to December 15, 2020 with an interest rate at 4.5% to 4.785% per annum. The CMB Credit Facility 2019 is guaranteed by the CEO, the wife of the CEO, Chairman, and the wife of Chairman of the Company as joint guarantors. Under the credit facility, the Company borrowed a total of $2,689,275 (RMB 19,000,000) with an interest rate at 4.5% to 4.785% per annum which was repaid on April 21, 2020 and July 7, 2020.

On December 5, 2019, the Company entered into a credit facility with Bank of Communication which permits the Company to borrow up to $707,704 (RMB 5,000,000). The Company borrowed $707,704 (RMB 5,000,000) with an interest rate at 4.785% per annum on December 5, 2019 and repaid the loan on July 3, 2020.

On January 8, 2020, the Company entered into a credit facility with Bank of Communication which permits the Company to borrow up to $424,622 (RMB 3,000,000). The Company borrowed $424,622 (RMB 3,000,000) with an interest rate at 4.785% per annum on January 8, 2020 and repaid the loan on July 6, 2020.

On April 20, 2018, the Company entered into a credit facility with Development Bank of Singapore which permits the Company to borrow up to $86,071 (SGD 120,000). The Company borrowed $86,071 (SGD 120,000) with an interest rate at 7% per annum on April 20, 2018 which is repaid by installments from April 20, 2018 to April 19, 2021. The credit facility is guaranteed by Srustijeet Mishra, the non-controlling interest shareholder of Ridik Pte.

On February 11, 2019, the Company entered into a credit facility with Development Bank of Singapore which permits the Company to borrow up to $50,208 (SGD 70,000). The Company borrowed $50,208 (SGD 70,000) with an interest rate at 6.75% per annum on February 11, 2019 which shall be repaid by installments from 2019 to 2023. The Company repaid $15,269 (SGD21,288) by the end of June 30, 2020. The amount of $22,554 (SGD 31,445) due after June 30, 2021 was classified as "Long-term portion".

Interest expenses were $90,940, $96,278 and $82,507 for the years ended June 30, 2020, 2019 and 2018, respectively. The effective weighted average interest rates were 4.168%, 5.231% and 5.845% for the years ended June 30, 2020, 2019 and 2018, respectively.